CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 672,873	$ 358,642	$ 223,095
(Business tax)/business tax refund	(2,854)	389	(4,106)
Net revenues	670,019	359,031	218,989
Cost of revenues	476,496	234,602	142,427
Gross profit	193,523	124,429	76,562
Operating expenses
General and administrative	136,863	89,875	38,533
Selling and marketing	46,706	27,741	16,924
Impairment of trademarks and trade names		5,515
Impairment of assets held for sale	266
Change in fair value of contingent consideration	(1,164)	(659)	1,824
Total operating expenses	182,671	122,472	57,281
Income from operations	10,852	1,957	19,281
Other income
Interest expense	(27)	(70)	(102)
Interest income	2,220	3,685	2,979
Exchange losses	(616)	(1,042)	(2,070)
Gain on disposal of variable interest entity	305
Change in fair value of foreign currency forward contract	3	(18)	28
Total other income	1,885	2,555	835
Income before income tax expense and earnings in equity method investment	12,737	4,512	20,116
Income tax expense	(4,968)	(1,210)	(1,718)
Income before earnings in equity method investment	7,769	3,302	18,398
Earnings in equity method investment	68	23
Net income	7,837	3,325	18,398
Net income attributable to non-controlling interest		(735)	(497)
Net income attributable to Pactera Technology International Ltd.	$ 7,837	$ 2,590	$ 17,901
Net income per share attributable to Pactera Technology International Ltd. shareholders
Basic (in dollars per share)	$ 0.10	$ 0.05	$ 0.44
Diluted (in dollars per share)	$ 0.09	$ 0.05	$ 0.42
Weighted average shares used in calculating net income per share
Basic (in shares)	81,942,795	47,547,307	40,596,429
Diluted (in shares)	84,953,046	49,444,160	42,956,291